SHARE-BASED COMPENSATION - Restricted shares (Details)				12 Months Ended
	Aug. 18, 2026	May 01, 2024	Jan. 13, 2021	Jun. 30, 2026 shares	Jun. 30, 2025 shares
SHARE-BASED COMPENSATION
Granted - Shares				0	0
Reverse stock split	0.005	0.056	0.2
Subsequent event
SHARE-BASED COMPENSATION
Reverse stock split	0.005
Restricted shares
SHARE-BASED COMPENSATION
Non-vested, Beginning Balance - Shares				11,318	1,890
Granted - Shares				0	11,318
Vested - Shares				(5,659)	(1,890)
Non-vested, Ending Balance - Shares				5,659	11,318
Reverse stock split	0.005
Restricted shares | Subsequent event
SHARE-BASED COMPENSATION
Reverse stock split	0.005